LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
			(Note 3)
Operating lease right-of-use assets	9,257,604	5,149,090	789,133
Operating lease liabilities-current portion	3,407,670	3,787,210	580,415
Operating lease liabilities-non-current portion	6,251,705	2,464,495	377,700

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive (Loss) Gain	December 31, 2019	December 31, 2020	December 31, 2020
		RMB	RMB	US$
				(Note 3)
Operating lease cost	Operating expenses	1,606,340	3,539,374	542,433
Cost of other leases with terms less than one year	Operating expenses	82,232	67,281	10,311
Total		1,688,572	3,606,655	552,744

Schedule of maturities of operating lease liabilities

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
			(Note 3)
Due within one year	3,779,845	3,995,768	612,378
Due in the second year	3,995,768	2,502,839	383,577
Due in the third year	2,502,839	—	—
Total lease payments	10,278,452	6,498,607	995,955
Less: imputed interest	(619,077)	(246,902)	(37,839)
Total	9,659,375	6,251,705	958,116

Schedule of supplemental cash flow information related to operating leases

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
			(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	1,271,769	2,842,464	435,627